Income Taxes - Schedule of Domestic and Foreign Components of Income Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Domestic and Foreign Components of Income Before Provision for Income Taxes [Abstract]
Domestic	$ (12,109,139)
Foreign	(9,800,775)	(11,637,637)	$ (334,678)
Income before provision for income taxes	$ (21,909,914)	$ (11,637,637)	$ (334,678)